Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets as of December 31, 2020 and December 31, 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Insurance and other claims	$762	$1,709
Advances to suppliers and other assets	2,329	4,964
Prepaid insurances	584	998
Other (includes scrubber equipment and installation claim)	3,036	461
Total	$6,711	$8,132